Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment
Schedule of Property and Equipment

Property and equipment as of December 31, 2025 and 2024 consisted of the following (in thousands):

	Useful Lives (Years)	December 31,
		2025	2024
Construction in progress	—	$4,950	$13,970
Tools, machinery and equipment	3 - 10	7,869	5,899
Plant	10	21,291	2,269
Computer equipment	3 - 4	332	145
Vehicles	5	828	292
Software	5	613	2
Office furniture	7 - 10	248	147
Leasehold improvements	Lesser of estimated useful life or the remaining lease term	114	116
Property and equipment, at cost		36,245	22,840
Less accumulated depreciation		(2,954)	(486)
Property and equipment, net		$33,291	$22,354